Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Increase decrease in fixed income investment fair value	$ 3,517.4	$ 2,697.8	$ 2,119.7
Percentage of accounts receivable from ten largest customers	79.00%	79.00%
Expected credit loss decrease increase	$ 0.6	$ (1.1)
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount for lack of marketability percentage	10.00%	10.00%
Decrease in fair value due to lack of marketability increase by 1%	$ (34.8)	$ (31.4)
Percentage increase in the discount for lack of marketability	1.00%	1.00%
Level 3 [member] | Discount rate [member]
Disclosure of detailed information about financial instruments [line items]
Description of discount rates applied to cash flow projections	10.00%	10.00%
Level 3 [member] | Discount for lack of marketability [member]
Disclosure of detailed information about financial instruments [line items]
Description of discount rates applied to cash flow projections	10.00%	10.00%
Level 3 [member] | Discount for lack of control [member]
Disclosure of detailed information about financial instruments [line items]
Description of discount rates applied to cash flow projections	10.00%	10.00%
Equity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (401.9)	$ (427.1)	$ (703.0)
Currency Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (2,137.3)	$ (506.4)	$ (867.9)
Currency Risk [member] | Other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (107.7)	$ (315.6)	$ (265.9)
Interest rate risk [member] | Available-for-sale Fixed Income Securities [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	1.00%	1.00%	1.00%
Assumed change in risk, monetary effect	$ (3,516.6)	$ (2,450.0)	$ (2,119.7)
Decrease in net income	$ (0.8)	$ (247.8)